Income Taxes - Components of Current Taxes (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	20.90%	28.00%	18.50%
Israel [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	23.00%	24.00%	25.00%
U.S.A. [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	21.20%	31.70%	35.20%
Canada [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	25.00%	25.00%	25.00%
U.K. [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes		20.00%	20.00%
Ireland [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes		12.50%	12.50%